Average Annual Total Returns{- FundsManager 85% Portfolio} - 02.28 VIP FundsManager Funds Service, Service 2 Combo PRO-13 - FundsManager 85% Portfolio	VIP FundsManager 85% Portfolio-Service VIP Return Before Taxes Past 1 year	VIP FundsManager 85% Portfolio-Service VIP Return Before Taxes Past 5 years	VIP FundsManager 85% Portfolio-Service VIP Return Before Taxes Past 10 years	VIP FundsManager 85% Portfolio-Service 2 VIP Return Before Taxes Past 1 year	VIP FundsManager 85% Portfolio-Service 2 VIP Return Before Taxes Past 5 years	VIP FundsManager 85% Portfolio-Service 2 VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0903 Past 1 year	F0903 Past 5 years	F0903 Past 10 years
Total	18.02%	14.48%	12.35%	17.64%	14.22%	12.14%	28.71%	18.47%	16.55%	17.73%	13.83%	12.31%